AB INBEV Companies - Summary of Name and Registered Office of Fully Consolidated Companies (Detail)	12 Months Ended
Dec. 31, 2020
Argentina [member] | CERVECERIA Y MALTERIA QUILMES SAICA y G [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA Y MALTERIA QUILMES SAICA y G - Charcas 5160 - C1425BOF - Buenos Aires
Proportion of ownership interest in subsidiary	61.67%
Belgium [member] | BRASSERIE DE L'ABBAYE DE LEFFE S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRASSERIE DE L’ABBAYE DE LEFFE S.A. - Place de l’Abbaye 1 - 5500 – Dinant
Proportion of ownership interest in subsidiary	98.54%
Belgium [member] | BROUWERU VAN HOEGAARDEN N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BROUWERIJ VAN HOEGAARDEN N.V. - Stoopkensstraat 46 - 3320 – Hoegaarden
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | COBREW N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COBREW N.V. - Brouwerijplein 1 - 3000 – Leuven
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | NBEV BELGIUM S.P.R.L. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV BELGIUM BV/SRL - Industrielaan 21 - 1070 – Brussel
Proportion of ownership interest in subsidiary	100.00%
Botswana [member] | Kgalagadi Breweries (Pty) Ltd [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	KGALAGADI BREWERIES (Pty) Ltd - Plot 20768, Broadhurst industrial estate - Gaborone¹
Proportion of ownership interest in subsidiary	31.00%
Bolivia [member] | CERVECERIA BOLIVIANA NACIONAL S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA BOLIVIANA NACIONAL S.A. - Av. Montes 400 and Chuquisaca No. 121, Zona Challapampa - La Paz
Proportion of ownership interest in subsidiary	52.76%
Brazil [Member] | Ambev [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AMBEV S.A. - Rua Dr Renato Paes de Barros, 1017, 3° andar, Itaim Bibi - CEP 04530-001 - São Paulo
Proportion of ownership interest in subsidiary	61.83%
Canada [member] | LABATT BREWING COMPANY LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LABATT BREWING COMPANY LIMITED - 207 Queen’s Quay West, Suite 299 - M5J 1A7 – Toronto
Proportion of ownership interest in subsidiary	61.83%
Chile [member] | CERVECERIA CHILE S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA CHILE S.A. - Av. Presidente Eduardo Frei Montalva 9600 - 8700000 – Quilicura
Proportion of ownership interest in subsidiary	61.83%
China [member] | ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	84.66%
China [member] | ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. - 1 Budweiser Avenue, Southwest St., Sanshui District - 528132 - Foshan City, Guangdong
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. - 9 HaPi Road Pingfang District - 150066 - Harbin City, Heilongijang Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. - 18, Yingbin Road - 063300 - Tangshan City, Hebei Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. - 660 Gong Ye Road, Hanjiang District - 351111 - Putian City, Fujian Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. - Lantian Economic District - 363005 - Zhangzhou City, Fujian Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. - 159 Qi Xia East Road, Chengguan Town, Tiantai County - 317200 - Taizhou Cithy, Zhejiang Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN (NANCHANG) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN (NANCHANG) BREWERY CO. LTD - 1188 Jinsha Avenue, Economic District - Nanchang City, Jiangxi Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | SIPING GINSBER DRAFT BEER CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SIPING GINSBER DRAFT BEER CO. LTD. - Xianmaquan, Tiedong Area - Siping City, Jilin Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD. – 666 Zhaoxia Road – Nantong City, Jiangsu Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. – No. 1, AB InBev Avenue, Cheng Nan Industry Park, Economic Development Area – 641300 – Ziyang City, Sichuan Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. – No. 1 Budweiser Avenue, Industry Park, Tangzhuang Town – 453100 – Weihui City, Henan Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. – 89 Jin Long Quan Avenue – Jingmen City, Hubei Province
Proportion of ownership interest in subsidiary	52.33%
China [member] | ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. – No 1 Qujiang Road, Suyu Industry Park – Suqian City, Jiangsu Province
Proportion of ownership interest in subsidiary	87.22%
Colombia [member] | ZX Ventures Colombia S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZX VENTURES COLOMBIA S.A.S. – Carrera 53 A, No 127 – 35 – 110221 – Bogota
Proportion of ownership interest in subsidiary	100.00%
Colombia [member] | BAVARIA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BAVARIA & CIA S.C.A. – Carrera 53 A, No 127 – 35 – 110221 – Bogota
Proportion of ownership interest in subsidiary	99.14%
Colombia [member] | Kopps Comercial S.A.S. S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	KOPPS COMERCIAL S.A.S – Carrera 53 A, No 127 – 35 – 110221 – Bogota
Proportion of ownership interest in subsidiary	100.00%
Czech Republic [member] | PIVOVAR SAMSON A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	PIVOVAR SAMSON A.S. – V parku 2326/18, Chodov, 148 00 Praha 4
Proportion of ownership interest in subsidiary	100.00%
Dominican Republic [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA NACIONAL DOMINICANA S.A. – Autopista 30 de Mayo Km 61/2, Distrito Nacional – A.P. 1086 – Santo Domingo1
Proportion of ownership interest in subsidiary	52.55%
Ecuador [member] | CERVECERIA NACIONAL (CN) S,A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA NACIONAL (CN) SA – Via a daule km 16,5 y calle cobre s/n – Guayaquil, Guayas
Proportion of ownership interest in subsidiary	95.58%
El Salvador [member] | INDUSTRIAS LA CONSTANCIA, SA DE CV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INDUSTRIAS LA CONSTANCIA, SA DE CV – 526 Av. Independencia, San Salvador
Proportion of ownership interest in subsidiary	100.00%
France [member] | AB INBEV FRANCE S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV FRANCE S.A.S. – Immeuble Crystal, 38, Place Vauban – C.P. 59110 – La Madeleine
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | BRAUEREI BECK GmbH & CO. KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRAUEREI BECK GmbH & CO. KG – Am Deich 18/19 – 28199 – Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | BRAUEREI DIEBELS GmbH & CO.KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRAUEREI DIEBELS GmbH & CO.KG – Brauerei-Diebels-Strasse 1 – 47661 – Issum
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | HAAKE-BECK AG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	HAAKE-BECK AG – Am Deich 18/19 – 28199 – Bremen
Proportion of ownership interest in subsidiary	99.96%
Germany [member] | HASSERODER BRAUEREI GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	HASSERÖDER BRAUEREI GmbH – Auerhahnring 1 – 38855 – Wernigerode
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH – Am Deich 18/19 – 28199 – Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | SPATEN - FRANZISKANER - BRAU GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SPATEN – FRANZISKANER – BRÄU GmbH – Marsstrasse 46 + 48 – 80335 – München
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG – Am Deich 18/19 – 28199 – Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | LOEWENBRAEU AG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LOEWENBRAEU AG – Nymphenburger Str. 7 – 80335 – München
Proportion of ownership interest in subsidiary	100.00%
Ghana [member] | ACCRA BREWERY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ACCRA BREWERY LTD – Farra Avenue 20 1st Floor, Pkf Building, P.O. Box Gp1219 – Accra
Proportion of ownership interest in subsidiary	60.00%
Luxembourg [member] | BRASSERIE DE LUXEMBOURG MOUSEL - DIEKIRCH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRASSERIE DE LUXEMBOURG MOUSEL – DIEKIRCH – 1, Rue de la Brasserie – L-9214 – Diekirch
Proportion of ownership interest in subsidiary	95.82%
Honduras [member] | CERVECERIA HONDURENA, SA DE CV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA HONDUREÑA, SA DE CV – Blvd. Del Norte, Carretera Salida a Puerto Cortes – San Pedro Sula, Cortes
Proportion of ownership interest in subsidiary	99.60%
Hong Kong [member] | BUDWEISER BREWING CO APACT LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BUDWEISER BREWING CO APAC LTD – Flat Room 1823 18F Soundwill Plaza II-Middle Town Hong Kong (SAR
Proportion of ownership interest in subsidiary	87.22%
India [member] | CROWN BEERS INDIA LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CROWN BEERS INDIA LIMITED – 510/511 Minerva house, Sarojini devi road, Secunderabad
Proportion of ownership interest in subsidiary	87.22%
India [member] | ANHEUSER BUSCH INBEV INDIA LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER BUSCH INBEV INDIA LIMITED. – Unit No.301-302, Dynasty Business Park, 3rd Floor – Andheri – Kurla Road, Andheri (East) – 400059 – Mumbai, Maharashtra
Proportion of ownership interest in subsidiary	86.97%
Italy [member] | Anheuser-Busch Inbev Italia SpA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER BUSCH INBEV ITALIA SPA – Piazza Buffoni 3, 21013 Gallarate
Proportion of ownership interest in subsidiary	100.00%
Mexico [member] | CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V – Cerrada de Palomas 22, Piso 6, Reforma Social – C.P. 11650 – Mexico City, CD MX
Proportion of ownership interest in subsidiary	100.00%
Mozambique [member] | CERVEJAS DE MOCAMBIQUE SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVEJAS DE MOÇAMBIQUE SA – Rua do Jardim 1329 – Maputo
Proportion of ownership interest in subsidiary	51.47%
Netherlands [member] | INBEV NEDERLAND N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV NEDERLAND N.V. – Ceresstraat 1 – 4811 CA – Breda
Proportion of ownership interest in subsidiary	100.00%
Netherlands [member] | INTERBREW INTERNATIONAL B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INTERBREW INTERNATIONAL B.V. – Ceresstraat 1 – 4811 CA – Breda
Proportion of ownership interest in subsidiary	100.00%
Netherlands [member] | AB InBev Africa B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV AFRICA B.V – Ceresstraat 1, 4811 CA – Breda
Proportion of ownership interest in subsidiary	62.00%
Netherlands [member] | AB InBev Botswana B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV BOTSWANA B.V. – Ceresstraat 1, 4811 CA – Breda
Proportion of ownership interest in subsidiary	62.00%
Nigeria [member] | INTERNATIONAL BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INTERNATIONAL BREWERIES PLC – 22/36 Glover Road, Lagos, Ikoyi, Nigeria
Proportion of ownership interest in subsidiary	43.65%
Panama [member] | CERVECERIA NACIONAL HOLDING SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA NACIONAL S de RL – Ave. Ricardo J. Alfaro, Corregimiento de Betania, Distrito de Panamá,
Proportion of ownership interest in subsidiary	61.84%
Paraguay [member] | CERVECERIA PARAGUAYA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA PARAGUAYA S.A. – Ruta Villeta km 30 N 3045 – 2660 – Ypané
Proportion of ownership interest in subsidiary	54.01%
Peru [member] | COMPANIA CERVECERA AMBEV PERU S.A.C. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COMPANIA CERVECERA AMBEV PERU S.A.C. – Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa – Lurigancho (Chosica) – Lima 15
Proportion of ownership interest in subsidiary	97.22%
Peru [member] | UNIOIN DE CERVECERIAS PERUANAS BACKUS Y JOHNSTON SAA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	UNIÓN DE CERVECERÍAS PERUANAS BACKUS Y JOHNSTON SAA – 3986 Av. Nicolas Ayllon, Ate, Lima 3
Proportion of ownership interest in subsidiary	93.78%
South Africa [member] | SABSA HOLDINGS LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SABSA HOLDINGS LTD PUBLIC LIMITED COMPANY – 65 Park Lane, Sandown – 2001 – Johannesburg
Proportion of ownership interest in subsidiary	100.00%
South Africa [member] | THE SOUTH AFRICAN BREWERIES (PTY) LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	THE SOUTH AFRICAN BREWERIES (PTY) LTD LIMITED BY SHARES – 65 Park Lane, Sandown – 2146 – Johannesburg
Proportion of ownership interest in subsidiary	96.48%
South Korea [member] | ORIENTAL BREWERY CO., LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ORIENTAL BREWERY CO., LTD – 8F, ASEM Tower, 517, Yeongdong-daero, Gangnam-gu, Seoul, 06164, S. Korea
Proportion of ownership interest in subsidiary	87.22%
Switzerland [member] | Anheuser Bush InBev Procurement (GMBH) [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV PROCUREMENT GMBH GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH) - Suurstoffi 22 – 6343 - Rotkreuz
Proportion of ownership interest in subsidiary	100.00%
Tanzania [member] | KIBO Breweries LTD Private Company [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	KIBO BREWERIES LTD PRIVATE COMPANY – Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District – Dar es Salaam1
Proportion of ownership interest in subsidiary	36.00%
Uganda [member] | NILE BREWERIES LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	NILE BREWERIES LTD – Plot M90 Yusuf Lule Roa, Njeru, Jinja – Eastern Uganda
Proportion of ownership interest in subsidiary	61.64%
United Kingdom [member] | ABI SAB GROUP HOLDING LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI SAB GROUP HOLDING LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ABI UK HOLDINGS 1 LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI UK HOLDINGS 1 LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB INBEV UK LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV UK LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB InBev Holdings Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV HOLDINGS LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB InBev International Brands Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV INTERNATIONAL BRANDS LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ZX VENTURES LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZX VENTURES LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser Busch Companies [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH COMPANIES, LLC. - One Busch Place - St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH INTERNATIONAL, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INTERNATIONAL, INC. - One Busch Place - St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH PACKAGING GROUP, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH PACKAGING GROUP, INC. - One Busch Place - St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH, LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH, LLC – One Busch Place, St. Louis, Mo. 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Metal Container Corporation, Inc [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	METAL CONTAINER CORPORATION, INC. – One Busch Place, St. Louis, Mo. 63118
Proportion of ownership interest in subsidiary	50.10%
United States [member] | Anheuser-Busch North American Holding Corporation [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION - C/O THE CORPORATION TRUST COMPANY INC. - 1209 Orange Street - DE 19801 – Wilmington
Proportion of ownership interest in subsidiary	100.00%
Uruguay [member] | CERVECERIA Y MALTERIA PAYSANDU S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA Y MALTERIA PAYSANDU S.A. - Cesar Cortinas, 2037 - C.P. 11500 – Montevideo
Proportion of ownership interest in subsidiary	61.79%
Vietnam [member] | ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED/No.2 VSIP II-A, Street no. 28, Vietnam - Singapore II-A Industrial Park, Tan Uyen District, Binh Duong Province
Proportion of ownership interest in subsidiary	87.22%
Zambia [member] | ZAMBIAN BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZAMBIAN BREWERIES PLC - Mungwi Road, Plot Number 6438, Lusaka
Proportion of ownership interest in subsidiary	54.00%